UNITED
                    FUNDS, INC.
                       United Bond Fund
                       United Income Fund
                       United Accumulative Fund
                       United Science and Technology Fund

                    SEMIANNUAL
                    REPORT
                    --------------------------------------
                    For the six months ended June 30, 1998

This report is submitted for the general information of the shareholders of United Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied with or preceded by the United Funds, Inc. current prospectus.

PRESIDENT'S LETTER
JUNE 30, 1998

Dear Shareholder:

As president of your Fund, I would like to thank you for your continued confidence as an investor. From every area of Waddell & Reed, including your personal financial advisor, our goal has been to provide the best service possible to our shareholders.

While it is impossible to predict the future direction of the markets, there are some basic principles that we stand by that can help investors achieve their objectives:

 . Develop a financial plan that helps you pinpoint your financial objectives, and identify specific strategies for turning your dreams into reality. There is no better way to plan for your future.
 . Invest on a regular basis.  It can be one of the best ways to invest long term and provide a hedge against market volatility.
 . Adopt a long-term view to take advantage of compounding. The key to successful investing is time, not timing. The power of compounding is awesome and, on a long-term basis, can overwhelm any nuances of timing.
 . Review your financial plan regularly. Financial planning is an ongoing process that requires periodic review.

Waddell & Reed is positioned to assist you as you work toward your financial goals. We will continue to offer quality investment products and personal service to make the financial planning and investment process convenient and accessible to you. Our locally based financial advisors are ready to assist you with your total financial plan to help you plan for your retirement, to help you meet your education funding goals or to achieve other financial objectives.

We look forward to assisting you in the future. If you have any questions about your account, wish to review your financial plan or have other financial issues that are important to you, contact your financial advisor or your local Waddell & Reed office.

Respectfully,


Robert L. Hechler
President

SHAREHOLDER SUMMARY
----------------------------------------------------------------------
UNITED BOND FUND

PORTFOLIO STRATEGY:
Corporate and government   OBJECTIVE:   Reasonable return with emphasis on
  bonds                                 the preservation of principal.
Maximum 10% Non-Debt
  Securities                STRATEGY:   Invests in bonds issued by companies in
                                        a variety of industries and in
                                        government securities.

                             FOUNDED:   1964

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY -- Class A Shares

        PER SHARE DATA
For the Six Months Ended June 30, 1998
--------------------------------------

DIVIDENDS PAID                   $0.19
                                 =====

NET ASSET VALUE ON
  06/31/98                       $6.36
  12/31/97                        6.32
                                 -----
CHANGE PER SHARE                 $0.04
                                 =====



Past performance is not necessarily an indication of future results.



TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With         Without
Period                                 Sales Load*    Sales Load**
------                                 -----------    ------------
 1-year period ended 6-30-98                4.15%         10.50%
 5-year period ended 6-30-98                5.41%          6.66%
10-year period ended 6-30-98                8.10%          8.74%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On June 30, 1998, United Bond Fund had net assets totaling $535,430,375 invested in a diversified portfolio of:

   97.10% Bonds
    2.90% Cash and Cash Equivalents




As a shareholder of United Bond Fund, for every $100 you had invested on June 30, 1998, your Fund owned:

Bonds:
 Corporate                 $63.85
 U.S. Government            25.64
 Other Government            7.61
Cash and Cash Equivalents    2.90


Not all holdings will be represented in the portfolio at all times.

THE INVESTMENTS OF UNITED BOND FUND
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Chemicals and Allied Products - 4.50%
 Dow Capital B.V.,
   9.0%, 5-15-2010 .......................   $ 5,000  $   6,001,250
 Dow Chemical Company (The),
   8.55%, 10-15-2009 .....................     5,000      5,855,850
 Procter & Gamble Company (The),
   8.0%, 9-1-2024 ........................    10,000     12,225,300
   Total .................................               24,082,400

Communication - 6.08%
 Bell Telephone Company of Pennsylvania (The),
   8.35%, 12-15-2030 .....................     5,000      6,304,450
 BellSouth Telecommunications, Inc.,
   5.85%, 11-15-2045 .....................     3,000      2,996,580
 Jones Intercable, Inc.,
   9.625%, 3-15-2002 .....................     2,500      2,700,000
 Tele-Communications, Inc.,
   6.58%, 2-15-2005 ......................     7,500      8,226,075
 Teleport Communications Group Inc.,
   0.0%, 7-1-2007 (A) ....................     3,500      3,010,000
 Turner Broadcasting System, Inc.,
   8.375%, 7-1-2013 ......................     4,000      4,584,720
 Viacom International Inc.,
   10.25%, 9-15-2001 .....................     2,500      2,772,900
 Videotron Holdings Plc,
   0.0%, 7-1-2004 (A) ....................     2,000      1,965,040
   Total .................................               32,559,765

Depository Institutions - 12.50%
 AmSouth Bancorporation,
   6.75%, 11-1-2025 ......................     6,000      6,161,220
 Chevy Chase Savings Bank, F.S.B.,
   9.25%, 12-1-2005 ......................     1,500      1,522,500
 Citicorp,
   9.5%, 2-1-2002 ........................     4,500      4,967,820
 First Union Corporation:
   6.824%, 8-1-2026 ......................     7,500      8,428,575
   6.55%, 10-15-2035 .....................     4,500      4,578,930
 Kansallis-Osake-Pankki,
   10.0%, 5-1-2002 .......................     6,000      6,764,940
 NBD Bank, National Association,
   8.25%, 11-1-2024 ......................     6,000      7,206,180
 NationsBank Corporation,
   8.57%, 11-15-2024 .....................     5,000      6,297,400
 Riggs National Corporation,
   8.5%, 2-1-2006 ........................     6,000      6,283,260

               See Notes to Schedules of Investments on page 37.

THE INVESTMENTS OF UNITED BOND FUND
JUNE 30, 1998
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE DEBT SECURITIES (Continued)
Depository Institutions (Continued)
 SouthTrust Bank of Alabama, National Association:
   5.58%, 2-6-2006 .......................   $ 5,500  $   5,447,475
   7.69%, 5-15-2025 ......................     5,000      5,927,250
 Sovereign Bancorp, Inc.,
   8.0%, 3-15-2003 .......................     2,000      2,084,960
 Sumitomo Bank, Limited (The),
   9.4%, 12-29-2049 (B) ..................     1,250      1,242,300
   Total .................................               66,912,810

Electric, Gas and Sanitary Services - 8.71%
 Cajun Electric Power Cooperative, Inc.,
   8.92%, 3-15-2019 ......................     6,500      6,817,330
 California Infrastructure and Economic Development
   Bank, Special Purpose Trust:
   PG&E-1,
   6.42%, 9-25-2008 ......................     5,000      5,107,050
   SCE-1,
   6.38%, 9-25-2008 ......................     5,000      5,059,500
 Cleveland Electric Illuminating Co. (The),
   9.5%, 5-15-2005 .......................     4,000      4,418,200
 El Paso Electric Company,
   7.25%, 2-1-99 .........................     2,250      2,257,853
 Entergy Arkansas, Inc.,
   7.5%, 8-1-2007 ........................     3,750      3,907,762
 Niagara Mohawk Power Corporation:
   9.5%, 6-1-2000 ........................     1,500      1,574,880
   Series E,
   7.375%, 7-1-2003 ......................     3,000      3,018,750
 Pacific Gas & Electric Co.,
   6.875%, 12-1-99........................     4,750      4,763,537
 Pennsylvania Power & Light Co.,
   9.25%, 10-1-2019 ......................     4,000      4,289,760
 Southern Company Capital Trust I,
   8.19%, 2-1-2037........................     5,000      5,408,300
   Total .................................               46,622,922

Fabricated Metal Products - 0.56%
 Mark IV Industries, Inc.,
   7.5%, 9-1-2007 ........................     3,000      2,977,500

Food and Kindred Products - 3.72%
 Anheuser-Busch,
   7.0%, 9-1-2005 ........................     3,000      3,111,390
 Coca-Cola Enterprises Inc.:
   0.0%, 6-20-2020 .......................    45,000     11,095,200
   6.7%, 10-15-2036 ......................     5,500      5,733,200
   Total .................................               19,939,790


               See Notes to Schedules of Investments on page 37.

THE INVESTMENTS OF UNITED BOND FUND
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Food Stores - 0.40%
 Kroger Co. (The),
   7.65%, 4-15-2007 ......................   $ 2,000  $   2,152,480

General Merchandise Stores - 0.70%
 Fred Meyer, Inc.,
   7.15%, 3-1-2003 .......................     3,750      3,768,488

Health Services - 1.65%
 Tenet Healthcare Corporation:
   7.875%, 1-15-2003 .....................     3,500      3,561,250
   8.625%, 12-1-2003 .....................     5,000      5,250,000
   Total .................................                8,811,250

Holding and Other Investment Offices - 0.56%
 Bay Apartment Communities, Inc.,
   6.5%, 1-15-2005 .......................     3,000      2,977,110

Instruments and Related Products - 0.71%
 Raytheon Co.,
   6.45%, 8-15-2002 ......................     3,750      3,787,200

Insurance Carriers - 0.58%
 Reliance Group Holdings, Inc.,
   9.0%, 11-15-2000 ......................     3,000      3,132,750

Lumber and Wood Products - 0.41%
 Doman Industries Limited,
   8.75%, 3-15-2004 ......................     2,250      2,199,375

Nondepository Institutions - 9.88%
 CHYPS CBO 1997-1 Ltd.,
   0.0%, 1-15-2010 (A)(B).................     8,500      8,553,125
 Chrysler Financial Corporation,
   12.75%, 11-1-99 .......................     9,000      9,761,040
 Equicon Loan Trust,
   7.3%, 2-18-2013 .......................     4,571      4,690,928
 General Motors Acceptance Corporation,
   8.875%, 6-1-2010 ......................    10,000     12,014,600
 IMC Home Equity Loan Trust,
   6.9%, 1-20-2022 .......................     4,500      4,567,500

              See Notes to Schedules of Investments on page 37.

THE INVESTMENTS OF UNITED BOND FUND
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Nondepository Institutions (Continued)
 National Rural Utilities Cooperative Finance Corp.,
   6.1%, 12-22-2000 ......................   $ 4,000  $   4,019,800
 Residential Asset Securities Corporation,
   Mortgage Pass-Through Certificates,
   8.0%, 10-25-2024 ......................     4,000      4,149,080
 Westinghouse Electric Corporation,
   8.875%, 6-14-2014 .....................     4,500      5,132,925
   Total .................................               52,888,998

Oil and Gas Extraction - 3.46%
 Anadarko Petroleum Corporation,
   7.25%, 3-15-2025 ......................     5,000      5,591,950
 Louis Dreyfus Natural Gas Corp.,
   9.25%, 6-15-2004 ......................     4,500      4,927,500
 Mitchell Energy & Development Corp.,
   9.25%, 1-15-2002 ......................       165        178,754
 Oryx Energy Company,
   10.0%, 4-1-2001 .......................     3,500      3,806,775
 YPF Sociedad Anoima,
   8.0%, 2-15-2004 .......................     4,000      4,029,200
   Total .................................               18,534,179

Paper and Allied Products - 1.29%
 Boise Cascade Office Products Corporation,
   9.875%, 2-15-2001 .....................     2,500      2,555,175
 Canadian Pacific Forest Products Ltd.,
   9.25%, 6-15-2002 ......................     4,000      4,363,040
   Total .................................                6,918,215

Printing and Publishing - 1.46%
 News America Holdings Incorporated,
   7.45%, 6-1-2000 .......................     2,500      2,561,700
 Quebecor Printing Capital Corporation,
   6.5%, 8-1-2027 ........................     5,000      5,253,700
   Total .................................                7,815,400

Security and Commodity Brokers - 1.31%
 Lehman Brothers Holdings Inc.,
   6.05%, 4-28-2000 ......................     2,000      2,001,380
 Salomon Inc.,
   3.65%, 2-14-2002 ......................     5,000      4,996,650
   Total .................................                6,998,030


              See Notes to Schedules of Investments on page 37.

THE INVESTMENTS OF UNITED BOND FUND
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Stone, Clay and Glass Products - 2.01%
 Owens-Corning Fiberglas Corporation,
   8.875%, 6-1-2002 ......................   $ 5,000  $   5,333,150
 Owens-Illinois, Inc.,
   7.15%, 5-15-2005.......................     3,250      3,281,525
 USG Corporation,
   9.25%, 9-15-2001 ......................     2,000      2,156,660
   Total .................................               10,771,335

Transportation Equipment - 0.47%
 Coltec Industries Inc.,
   7.5%, 4-15-2008 (B) ...................     2,500      2,531,250

United States Postal Service - 0.33%
 Postal Square Limited Partnership,
   6.5%, 6-15-2022 .......................     1,732      1,773,611

Wholesale Trade -- Durable Goods - 2.56%
 Fisher Scientific International Inc.,
   7.125%, 12-15-2005 ....................     3,500      3,281,355
 Motorola, Inc.,
   8.4%, 8-15-2031 .......................     8,500     10,417,855
   Total .................................               13,699,210

TOTAL CORPORATE DEBT SECURITIES - 63.85%               $341,854,068
 (Cost: $327,266,277)

OTHER GOVERNMENT SECURITIES
Canada - 6.19%
 Hydro Quebec:
   8.05%, 7-7-2024 .......................    10,000     11,897,200
   7.4%, 3-28-2025 .......................     5,000      6,035,500
 Province de Quebec:
   5.67%, 2-27-2026 ......................     9,200      9,779,232
   6.29%, 3-6-2026 .......................     5,000      5,422,250
   Total .................................               33,134,182

Korea - 0.30%
 Korea Development Bank (The),
   6.25%, 5-1-2000 .......................     1,750      1,604,837

Supranational - 1.12%
 Inter-American Development Bank,
   8.4%, 9-1-2009 ........................     5,000      5,989,250

TOTAL OTHER GOVERNMENT SECURITIES - 7.61%             $  40,728,269
 (Cost: $36,441,784)



              See Notes to Schedules of Investments on page 37.

THE INVESTMENTS OF UNITED BOND FUND
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Mortgage Corporation:
   7.5%, 2-15-2007 .......................   $10,000   $ 10,221,800
   7.5%, 11-15-2017 ......................     5,568      5,595,478
   6.5%, 9-25-2018 .......................     2,000      2,018,320
   7.0%, 1-15-2019 .......................     2,000      2,016,860
   7.5%, 4-15-2019 .......................    14,253     14,595,980
   7.95%, 12-15-2020 .....................     8,628      8,738,045
   6.25%, 1-15-2021 ......................    12,000     12,003,720
 Federal National Mortgage Association:
   5.98%, 6-18-2003 ......................     1,500      1,500,240
   7.0%, 7-25-2006 .......................    10,000     10,181,200
   0.0%, 10-9-2019 .......................    10,000      2,876,600
   7.0%, 9-25-2020 .......................     2,000      2,048,740
   7.0%, 8-25-2021 .......................    10,000     10,165,600
   6.5%, 7-25-2028 .......................     2,500      2,503,600
 Government National Mortgage Association:
   7.5%, 7-15-2023 .......................     4,812      4,951,849
   7.5%, 12-15-2023 ......................     4,487      4,617,458
   8.0%, 9-15-2025 .......................     7,180      7,505,241
   7.0%, 7-20-2027 .......................       345        349,357
   7.0%, 9-20-2027 .......................     5,449      5,519,104
   7.75%, 10-15-2031 .....................     1,981      2,061,283
 Tennessee Valley Authority,
   5.88%, 4-1-2036 .......................     3,750      3,898,763
 United States Department of Veterans Affairs,
   Guaranteed Remic Pass-Through Certificates,
   Vendee Mortgage Trust:
   1998-1 Class 2-B,
   7.0%, 5-15-2005 .......................       750        774,375
   1997-2 Class C,
   7.5%, 8-15-2017 .......................     4,000      4,102,480
 United States Treasury:
   6.75%, 5-31-99 ........................     5,000      5,053,900
   5.75%, 10-31-2000 .....................     9,000      9,042,210
   5.25%, 1-31-2001 ......................     5,000      4,968,750

TOTAL UNITED STATES GOVERNMENT
 SECURITIES - 25.64%                                   $137,310,953
 (Cost: $134,724,783)

TOTAL SHORT-TERM SECURITIES - 0.82%                     $ 4,380,249
 (Cost: $4,380,249)

TOTAL INVESTMENT SECURITIES - 97.92%                   $524,273,539
 (Cost: $502,813,093)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.08%        11,156,836

NET ASSETS - 100.00%                                   $535,430,375
              See Notes to Schedules of Investments on page 37.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
UNITED INCOME FUND

PORTFOLIO STRATEGY:
Investment quality         OBJECTIVE:   Maintenance of current income,
 dividend-paying                        subject to market conditions,
  common stocks                         with a secondary objective of
                                        capital growth.

Cash Reserves               STRATEGY:   Invests principally in common stocks of
                                        companies which have a record of paying
                                        regular dividends or have the potential
                                        for capital growth or which may be
                                        expected to resist market decline.

                                        The use of cash reserves (often invested in money market securities) for defensive purposes is a strategy that may be utilized by the Income Fund from time to time. For more information about the Fund's cash reserves flexibility, please consult the Prospectus.

                             FOUNDED:   1940

        SCHEDULED DIVIDEND FREQUENCY:   QUARTERLY
                                        (MARCH, JUNE, SEPTEMBER, DECEMBER)

PERFORMANCE SUMMARY -- Class A Shares

        PER SHARE DATA
For the Six Months Ended June 30, 1998
(Restated to reflect the 400% stock
dividend effected June 26, 1998.)
--------------------------------------

DIVIDENDS PAID                   $0.13
                                 =====

NET ASSET VALUE ON
 6/30/98                         $8.93
12/31/97                          7.59
                                 -----
CHANGE PER SHARE                 $1.34
                                 =====

Past performance is not necessarily an indication of future results.


TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With         Without
Period                                 Sales Load*    Sales Load**
------                                 -----------    ------------
 1-year period ended 6-30-98               17.93%         25.12%
 5-year period ended 6-30-98               18.64%         20.05%
10-year period ended 6-30-98               16.52%         17.21%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On June 30, 1998, United Income Fund had net assets totaling $7,681,043,640 invested in a diversified portfolio of:

   71.85% Common Stocks
   23.61% Cash and Cash Equivalents
    4.25% U.S. Government Securities
    0.29% Corporate Debt Securities




As a shareholder of United Income Fund, for every $100 you had invested on June 30, 1998, your Fund owned:

 $43.34  Manufacturing Stocks
  23.61  Cash and Cash Equivalents
  10.53  Finance, Insurance and Real Estate Stocks
   7.58  Wholesale and Retail Trade Stocks
   6.28 Transportation, Communication, Electric, Gas and Sanitary Services Stocks
   4.25  United States Government Securities
   3.63  Services Stocks
   0.49  Mining Stocks
   0.29  Corporate Debt Securities

Not all holdings will be represented in the portfolio at all times.

THE INVESTMENTS OF UNITED INCOME FUND
JUNE 30, 1998

                                              Shares          Value

COMMON STOCKS
Apparel and Accessory Stores - 1.12%
 Gap, Inc. (The)  ........................ 1,400,000   $ 86,275,000

Building Materials and Garden Supplies - 0.76%
 Home Depot, Inc. (The)  .................   697,100     57,902,520

Business Services - 1.97%
 BMC Software, Inc.*  .................... 1,061,100     55,143,245
 Microsoft Corporation*  .................   886,400     96,091,078
   Total .................................              151,234,323

Chemicals and Allied Products - 14.93%
 Air Products and Chemicals, Inc.  ....... 1,429,200     57,168,000
 Astra AB, Class A (C)  .................. 1,600,000     32,706,295
 Colgate-Palmolive Company  ..............   787,800     69,375,244
 Dow Chemical Company (The)  .............   185,400     17,925,770
 du Pont (E.I.) de Nemours and Company  .. 1,503,700    112,213,613
 Gillette Company (The)  ................. 3,139,700    177,980,174
 Lilly (Eli) and Company  ................ 1,250,000     82,656,250
 Monsanto Company  ....................... 1,625,200     90,808,050
 Novartis, AG (C) ........................    37,500     62,504,127
 PPG Industries, Inc.  ................... 1,161,400     80,789,307
 Pfizer Inc.  ............................   925,000    100,535,475
 Procter & Gamble Company (The)  .........   780,300     71,055,679
 Solutia Inc.  ...........................   136,000      3,901,432
 Warner-Lambert Company  ................. 2,700,000    187,312,500
   Total .................................            1,146,931,916

Communication - 3.42%
 AirTouch Communications*  ...............   900,000     52,312,500
 Clear Channel Communications, Inc.*  ....   400,100     43,660,913
 Cox Communications, Inc., Class A*  ..... 1,641,600     79,514,179
 SBC Communications Inc.  ................   920,000     36,800,000
 WorldCom, Inc.*  ........................ 1,037,000     50,131,691
   Total .................................              262,419,283

               See Notes to Schedules of Investments on page 37.

THE INVESTMENTS OF UNITED INCOME FUND
JUNE 30, 1998

                                              Shares        Value

COMMON STOCKS (Continued)
Depository Institutions - 4.07%
 BankAmerica Corporation  ................   508,500 $   43,953,215
 Chase Manhattan Corporation (The)  ...... 1,050,000     79,275,000
 Citicorp  ...............................   249,800     37,282,650
 Credit Suisse Group, Registered
   Shares (C) ............................   200,400     44,664,201
 Norwest Corporation  .................... 1,139,400     42,585,075
 U. S. Bancorp.  ......................... 1,500,000     64,500,000
   Total .................................              312,260,141

Electric, Gas and Sanitary Services - 0.98%
 Duke Energy Corp.  ...................... 1,275,000     75,543,750

Electronic and Other Electric Equipment - 8.12%
 Emerson Electric Co.  ...................   800,000     48,300,000
 General Electric Company  ............... 1,970,200    179,288,200
 General Instrument Corporation*  ........ 2,210,000     59,946,250
 Intel Corporation  ...................... 1,758,800    130,314,768
 Lucent Technologies Inc.  ...............   333,300     27,726,227
 Maytag Corporation  ..................... 1,000,300     49,389,813
 Nokia Corporation, Series A (C)  ........   760,000     55,959,854
 Telefonaktiebolaget LM Ericsson, ADR,
   Class B ............................... 2,542,300     72,930,960
   Total .................................              623,856,072

Food and Kindred Products - 2.35%
 Bestfoods  .............................. 1,400,000     81,286,800
 Coca-Cola Company (The)  ................   536,500     45,870,750
 Panamerican Beverages Inc., Class A  ....   265,100      8,367,086
 PepsiCo, Inc.  .......................... 1,099,300     45,276,869
   Total .................................              180,801,505

Food Stores - 2.02%
 Kroger Co. (The)*  ...................... 1,725,000     73,959,375
 Safeway Inc.*  .......................... 2,000,000     81,374,000
   Total .................................              155,333,375

Furniture and Fixtures - 0.44%
 Lear Corporation*  ......................   653,000     33,506,736

               See Notes to Schedules of Investments on page 37.

THE INVESTMENTS OF UNITED INCOME FUND
JUNE 30, 1998

                                              Shares        Value

COMMON STOCKS (Continued)
General Merchandise Stores - 3.05%
 Cifra, S.A. de C.V., Series C (C)  ...... 8,000,000   $ 11,115,564
 Cifra, S.A. de C.V., Series V (C)  ......   931,604      1,389,835
 Dayton Hudson Corporation  .............. 1,131,800     54,892,300
 Federated Department Stores, Inc.* ......   760,000     40,897,120
 Wal-Mart Stores, Inc.  .................. 2,074,700    126,038,025
   Total .................................              234,332,844

Health Services - 0.61%
 Tenet Healthcare Corporation*  .......... 1,500,000     46,875,000

Industrial Machinery and Equipment - 4.72%
 Baker Hughes Incorporated  .............. 1,500,000     51,843,000
 Case Corporation  ....................... 1,214,600     58,604,450
 Caterpillar Inc.  .......................   707,100     37,387,913
 Cisco Systems, Inc.*  ...................   667,800     61,499,705
 Deere & Company  ........................ 1,299,700     68,721,637
 International Business Machines
   Corporation ...........................   600,000     68,887,200
 Parker Hannifin Corporation  ............   403,900     15,398,688
   Total .................................              362,342,593

Instruments and Related Products - 4.13%
 General Motors Corporation, Class H  ....   674,700     31,795,238
 Guidant Corporation  .................... 1,200,000     85,574,400
 Medtronic, Inc.  ........................   972,000     61,965,000
 Raytheon Company, Class A*  .............   454,381     26,183,705
 Xerox Corporation  ...................... 1,100,900    111,878,962
   Total .................................              317,397,305

Insurance Carriers - 2.07%
 American International Group, Inc.   ....   611,300     89,249,800
 MGIC Investment Corporation  ............ 1,225,000     69,900,950
   Total .................................              159,150,750

Miscellaneous Manufacturing Industries - 0.40%
 Tyco International Ltd.  ................   491,500     30,964,500

Miscellaneous Retail - 0.63%
 Costco Companies, Inc.*  ................   765,000     48,242,430

Motion Pictures - 1.05%
 Time Warner Incorporated  ...............   500,000     42,718,500
 Walt Disney Company (The)  ..............   363,200     38,158,518
   Total .................................               80,877,018

               See Notes to Schedules of Investments on page 37.

THE INVESTMENTS OF UNITED INCOME FUND
JUNE 30, 1998

                                              Shares        Value

COMMON STOCKS (Continued)
Nondepository Institutions - 4.39%
 Associates First Capital Corporation,
   Class A ...............................   762,085 $   58,585,284
 Fannie Mae  ............................. 1,805,800    109,702,350
 Freddie Mac  ............................ 2,800,000    131,773,600
 Household International, Inc.  ..........   750,000     37,406,250
   Total .................................              337,467,484

Oil and Gas Extraction - 0.49%
 Schlumberger Limited  ...................   550,000     37,571,600

Paper and Allied Products - 1.02%
 Champion International Corporation  .....   500,000     24,593,500
 International Paper Company  ............   600,000     25,800,000
 Willamette Industries, Inc.  ............   860,000     27,520,000
   Total .................................               77,913,500

Petroleum and Coal Products - 3.04%
 British Petroleum Company p.l.c (The), ADR  381,300     33,649,725
 Chevron Corporation  ....................   450,000     37,377,900
 Exxon Corporation  ......................   500,000     35,656,000
 Mobil Corporation  ......................   800,000     61,300,000
 Royal Dutch Petroleum Company  .......... 1,200,000     65,774,400
   Total .................................              233,758,025

Primary Metal Industries - 0.56%
 Aluminum Company of America  ............   650,000     42,859,050

Railroad Transportation - 0.42%
 Burlington Northern Santa Fe Corporation    325,000     31,951,400

Rubber and Miscellaneous Plastics Products - 0.35%
 Goodyear Tire & Rubber Company (The)  ...   414,100     26,683,362

Transportation By Air - 1.46%
 AMR Corporation*  .......................   800,000     66,600,000
 Delta Air Lines, Inc.  ..................   350,000     45,237,500
   Total .................................              111,837,500

Transportation Equipment - 3.28%
 AlliedSignal Inc.  ......................   813,800     36,112,375
 Chrysler Corporation  ................... 1,145,000     64,549,375
 Dana Corporation  .......................   760,000     40,660,000
 Ford Motor Company  ..................... 1,000,000     59,000,000
 General Motors Corporation  .............   775,000     51,779,300
   Total .................................              252,101,050

TOTAL COMMON STOCKS - 71.85%                         $5,518,390,032
 (Cost: $2,769,882,830)
               See Notes to Schedules of Investments on page 37.

THE INVESTMENTS OF UNITED INCOME FUND
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands          Value

CORPORATE DEBT SECURITIES
Depository Institutions - 0.14%
 Morgan Guaranty Trust Company of New York,
   7.375%, 2-1-2002 ......................   $10,250 $   10,694,440

Nondepository Institutions - 0.15%
 General Electric Capital Corporation,
   8.3%, 9-20-2009 .......................    10,000     11,795,800

TOTAL CORPORATE DEBT SECURITIES - 0.29%              $   22,490,240
 (Cost: $20,001,089)

UNITED STATES GOVERNMENT SECURITIES
 United States Treasury:
   6.75%, 4-30-2000 ......................    37,000     37,780,330
   5.75%, 8-15-2003 ......................    50,000     50,531,000
   10.375%, 11-15-2012 ...................     8,500     11,382,010
   7.5%, 11-15-2016 ......................    80,000     96,037,600
   9.0%, 11-15-2018 ......................    20,000     27,796,800
   8.75%, 8-15-2020 ......................    75,000    103,148,250

TOTAL UNITED STATES GOVERNMENT
 SECURITIES - 4.25%                                  $  326,675,990
 (Cost: $312,484,844)

SHORT-TERM SECURITIES
Certificates of Deposit - 0.19%
 Bank of America NT & SA,
   5.55%, 7-13-98 ........................    15,000     14,998,841

Commercial Paper
 Auto Repair, Services and Parking - 0.65%
 Hertz Corp.,
   5.58%, 7-10-98 ........................    50,000     49,930,250

 Chemicals and Allied Products - 3.88%
 Abbott Laboratories:
   5.51%, 7-23-98 ........................    27,000     26,909,085
   5.53%, 7-27-98 ........................    50,000     49,800,306
 du Pont (E.I.) de Nemours and Company:
   5.54%, 7-14-98 ........................    25,000     24,949,986
   5.54%, 7-28-98 ........................    94,000     93,609,430
   5.51%, 8-3-98 .........................     6,200      6,168,685
 Monsanto Company,
   5.52%, 8-20-98 ........................    15,000     14,885,000
 Pfizer Inc.,
   5.51%, 8-3-98 .........................    31,628     31,468,252
 Warner-Lambert Company,
   5.7%, 7-2-98 ..........................    50,000     49,992,084
   Total .................................              297,782,828


               See Notes to Schedules of Investments on page 37.

THE INVESTMENTS OF UNITED INCOME FUND
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands          Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Communication - 0.45%
 Bell Atlantic Financial Services, Inc.,
   5.55%, 7-24-98 ........................   $35,000 $   34,875,896

 Depository Institutions - 2.28%
 Canadian Imperial Holdings Inc.,
   5.52%, 7-28-98 ........................    50,000     49,793,000
 Deutsche Bank Financial Inc.,
   5.52%, 7-29-98 ........................    20,000     19,914,133
 National Australia Funding (DE) Inc.:
   5.54%, 7-24-98 ........................    25,000     24,911,514
   5.54%, 7-27-98 ........................    50,000     49,799,945
 Toronto-Dominion Holdings USA, Inc.,
   5.64%, 7-7-98 .........................    30,550     30,521,283
   Total .................................              174,939,875

 Electric, Gas and Sanitary Services - 1.72%
 Allegheny Power System Inc.:
   5.54%, 7-20-98 ........................    12,000     11,964,913
   5.53%, 9-22-98 ........................    30,123     29,738,941
 Carolina Power & Light Co.,
   5.52%, 8-20-98 ........................    30,000     29,770,000
 Commonwealth Edison Co.,
   5.75%, 7-24-98 ........................     6,610      6,585,717
 Detroit Edison Company (The),
   5.7%, 7-20-98 .........................    12,850     12,811,343
 Georgia Power Co.,
   5.7%, 7-6-98 ..........................     2,500      2,498,021
 New York State Electric & Gas Corp.,
   6.0%, 7-6-98 ..........................    13,600     13,588,667
 PacifiCorp,
   5.53%, 8-18-98 ........................    20,000     19,852,533
 Public Service Co. of Colorado,
   5.66%, 7-10-98 ........................     1,000        998,585
 Public Service Electric & Gas Co.:
   5.64%, 7-9-98 .........................     2,475      2,471,898
   5.77%, 7-21-98 ........................       500        498,397
 Western Resources, Inc.,
   5.69%, 7-17-98 ........................     1,180      1,177,016
   Total .................................              131,956,031

 Electronic and Other Electric Equipment - 0.32%
 General Electric Company,
   5.51%, 7-30-98 ........................    25,000     24,889,035


               See Notes to Schedules of Investments on page 37.

THE INVESTMENTS OF UNITED INCOME FUND
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands          Value

SHORT-TERM SECURITIES(Continued)
Commercial Paper (Continued)
 Engineering and Management Services - 0.26%
 Halliburton Co.,
   5.62%, 8-7-98 .........................   $20,000 $   19,884,478

 Fabricated Metal Products - 0.14%
 Danaher Corporation,
   5.6602%, Master Note ..................    10,423     10,423,000

 Food and Kindred Products - 1.52%
 Coca-Cola Company (The),
   5.49%, 8-5-98 .........................    37,250     37,051,178
 ConAgra, Inc.,
   5.86%, 7-10-98 ........................     5,000      4,992,675
 General Mills, Inc.,
   5.5152%, Master Note ..................    16,995     16,995,000
 Heinz (H. J.) Company,
   5.52%, 8-7-98 .........................    22,500     22,372,350
 Hercules Inc.,
   5.8%, 7-13-98 .........................     1,075      1,072,922
 McCormick & Co. Inc.,
   5.53%, 7-27-98 ........................    20,000     19,920,122
 Ralston Purina Company,
   6.5%, 7-1-98 ..........................    14,000     14,000,000
   Total .................................              116,404,247

 Food Stores - 0.51%
 Albertson's Inc.:
   5.56%, 7-16-98 ........................    19,161     19,116,611
   5.53%, 7-23-98 ........................    20,000     19,932,411
   Total .................................               39,049,022

 Furniture and Fixtures - 0.50%
 Johnson Controls Inc.,
   6.25%, 7-1-98 .........................    38,180     38,180,000

 General Merchandise Stores - 0.05%
 Dillard Investment Co. Inc.,
   6.3%, 7-2-98 ..........................     4,200      4,199,265

 Industrial Machinery and Equipment - 0.49%
 Deere & Company,
   5.53, 7-31-98 .........................    36,000     35,834,100
 Ingersoll-Rand Company,
   5.68%, 7-17-98 ........................     2,000      1,994,951
   Total .................................               37,829,051

               See Notes to Schedules of Investments on page 37.

THE INVESTMENTS OF UNITED INCOME FUND
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands          Value

SHORT-TERM SECURITIES(Continued)
Commercial Paper (Continued)
 Instruments and Related Products - 0.70%
 Baxter International Inc.,
   5.625%, 8-6-98 ........................   $25,000 $   24,859,375
 Honeywell Inc.,
   6.1%, 7-1-98 ..........................    29,152     29,152,000
   Total .................................               54,011,375

 Insurance Agents, Brokers and Service - 0.14%
 Aon Corp.,
   5.65%, 7-6-98 .........................    10,570     10,561,706

 Insurance Carriers - 1.87%
 Prudential Funding Corp.,
   5.58%, 7-9-98 .........................    50,000     49,938,000
 Transamerica Finance Corp.,
   5.55%, 7-24-98 ........................    20,000     19,929,083
 USAA Capital Corp.:
   5.54%, 7-21-98 ........................    14,000     13,956,911
   5.53%, 8-3-98 .........................    35,000     34,822,579
   5.53%, 8-18-98 ........................    25,000     24,815,667
   Total .................................              143,462,240

 Miscellaneous Retail - 0.38%
 Toys "R" Us Inc.:
   5.53%, 7-14-98 ........................    12,200     12,175,637
   5.54%, 7-30-98 ........................    16,919     16,843,494
   Total .................................               29,019,131

 Nondepository Institutions - 3.27%
 Associates Corporation of North America,
   5.53%, 7-27-98 ........................    20,000     19,920,123
 Deere (John) Capital Corp.,
   5.56%, 7-10-98 ........................    38,915     38,860,908
 General Electric Capital Corporation:
   5.54%, 7-15-98 ........................    20,300     20,256,265
   5.55%, 7-17-98 ........................    12,800     12,768,427
   5.51%, 7-21-98 ........................    25,000     24,923,472
 General Motors Acceptance Corporation:
   5.8%, 7-10-98 .........................     2,700      2,696,085
   5.58%, 7-13-98 ........................    42,000     41,921,880
 IBM Credit Corp.:
   6.0%, 7-1-98 ..........................     8,890      8,890,000
   5.58%, 7-8-98 .........................    25,000     24,972,875
   5.58%, 7-9-98 .........................    25,000     24,969,000

               See Notes to Schedules of Investments on page 37.

THE INVESTMENTS OF UNITED INCOME FUND
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands          Value

SHORT-TERM SECURITIES(Continued)
Commercial Paper (Continued)
 Nondepository Institutions (Continued)
 Island Finance Puerto Rico Inc.,
   5.56%, 8-17-98 ........................   $24,800 $   24,619,980
 Penney (J.C.) Funding Corp.,
   5.64%, 7-15-98 ........................     6,770      6,755,151
   Total .................................              251,554,166

 Oil and Gas Extraction - 0.39%
 Atlantic Richfield Company:
   5.53%, 8-3-98 .........................    10,000      9,949,308
   5.53%, 8-4-98 .........................    20,000     19,895,545
   Total .................................               29,844,853

 Personal Services - 0.35%
 Block Financial Corp.,
   5.55%, 8-21-98 ........................    27,000     26,787,713

 Petroleum and Coal Products - 0.19%
 Union Oil Co. of California,
   6.2%, 7-6-98 ..........................    15,000     14,987,083

 Primary Metal Industries - 0.38%
 Aluminum Company of America,
   5.53%, 7-28-98 ........................    29,700     29,576,820

 Printing and Publishing - 1.41%
 American Greetings Corp.:
   5.6%, 7-2-98 ..........................    16,000     15,997,511
   5.55%, 7-8-98 .........................    20,000     19,978,417
 Gannett Co., Inc.,
   5.52%, 7-10-98 ........................    30,779     30,736,525
 Times Mirror Co.:
   5.55%, 7-23-98 ........................    12,500     12,457,604
   5.55%, 7-29-98 ........................    29,000     28,874,817
   Total .................................              108,044,874

 Security and Commodity Brokers - 0.39%
 Merrill Lynch & Co., Inc.,
   5.58%, 7-24-98 ........................    30,000     29,893,050

 Textile Mill Products - 0.29%
 Sara Lee Corp.,
   5.5102%, Master Note ..................    22,437     22,437,000

               See Notes to Schedules of Investments on page 37.

THE INVESTMENTS OF UNITED INCOME FUND
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands          Value

SHORT-TERM SECURITIES(Continued)
Commercial Paper (Continued)
 Tobacco Products - 0.02%
 B.A.T Capital Corp.,
   5.75%, 7-14-98 ........................   $ 1,380 $    1,377,135

 Transportation Equipment - 0.21%
 Dana Credit Corp.,
   5.72%, 7-22-98 ........................     1,000        996,663
 Echlin Inc.:
   5.85%, 7-15-98 ........................     5,000      4,988,625
   5.73%, 7-16-98 ........................    10,000      9,976,125
   Total .................................               15,961,413

 Wholesale Trade -- Durable Goods - 0.27%
 Motorola, Inc.:
   5.55%, 7-10-98 ........................    10,000      9,986,125
   5.55%, 7-14-98 ........................    11,000     10,977,954
   Total .................................               20,964,079

 Wholesale Trade -- Nondurable Goods - 0.19%
 Enron Corp.,
   5.63%, 7-30-98 ........................    15,000     14,931,971

Total Commercial Paper - 23.22%                      $1,783,757,587

Commercial Paper (backed by irrevocable
 bank letter of credit) - 0.20%
   Agway Financial Corp. (Rabobank Nederland N.V.),
   5.66%, 7-7-98 .........................    15,000     14,985,850

TOTAL SHORT-TERM SECURITIES - 23.61%                 $1,813,742,278
 (Cost: $1,813,742,278)

TOTAL INVESTMENT SECURITIES - 100.00%                $7,681,298,540
 (Cost: $4,916,111,041)

LIABILITIES, NET OF CASH AND OTHER ASSETS - 0.00%          (254,900)

NET ASSETS - 100.00%                                 $7,681,043,640


               See Notes to Schedules of Investments on page 37.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
UNITED ACCUMULATIVE FUND

PORTFOLIO STRATEGY:
Appreciation-oriented      OBJECTIVE:   Capital growth, with a secondary
  common stocks                         objective of current income.

Cash Reserves
                            STRATEGY:   Invests mainly in common stocks or
                                        securities convertible into common
                                        stocks.

                                        The use of cash reserves (often invested in money market securities) for defensive purposes is a strategy that may be utilized by the Accumulative Fund from time to time. For more information about the Fund's cash reserves flexibility, please consult the Prospectus.

                             FOUNDED:   1940

        SCHEDULED DIVIDEND FREQUENCY:   SEMIANNUALLY
                                        (JUNE AND DECEMBER)

PERFORMANCE SUMMARY -- Class A Shares

        PER SHARE DATA
For the Six Months Ended June 30, 1998
--------------------------------------

DIVIDEND PAID                    $0.03
                                 =====

NET ASSET VALUE ON
 6/30/98                         $9.00
12/31/97                          7.77
                                 -----
CHANGE PER SHARE                 $1.23
                                 =====

Past performance is not necessarily an indication of future results.


TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With         Without
Period                                 Sales Load*    Sales Load**
------                                 -----------    ------------
 1-year period ended 6-30-98               19.57%         26.87%
 5-year period ended 6-30-98               17.40%         18.80%
10-year period ended 6-30-98               14.69%         15.37%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On June 30, 1998, United Accumulative Fund had net assets totaling $1,834,906,745 invested in a diversified portfolio of:

   83.91% Common Stocks
   16.09% Cash and Cash Equivalents


As a shareholder of United Accumulative Fund, for every $100 you had invested on June 30, 1998, your Fund owned:

 $29.71  Finance, Insurance and Real Estate Stocks
  22.84  Manufacturing Stocks
  16.09  Cash and Cash Equivalents
  15.72 Transportation, Communication, Electric, Gas and Sanitary Services Stocks
   9.90  Services Stocks
   5.21  Wholesale and Retail Trade Stocks
   0.53  Miscellaneous Investing Institutions Stocks


Not all holdings will be represented in the portfolio at all times.

THE INVESTMENTS OF UNITED ACCUMULATIVE FUND
JUNE 30, 1998

                                              Shares        Value
COMMON STOCKS
Apparel and Other Textile Products - 1.00%
 Liz Claiborne, Inc.  ....................   350,000 $   18,309,200

Business Services - 7.83%
 America Online, Inc.*  ..................   100,000     10,600,000
 American Management Systems, Incorporated*  240,000      7,184,880
 Automatic Data Processing, Inc.  ........   200,000     14,575,000
 BMC Software, Inc.*  ....................   400,000     20,787,200
 Fiserv, Inc.*  ..........................   450,000     19,110,600
 ICG Communications, Inc.*  ..............   300,000     10,959,300
 Microsoft Corporation*  .................   150,000     16,260,900
 Nielsen Media Research, Inc.  ...........   300,000     18,900,000
 Parametric Technology Corporation*  .....   200,000      5,418,600
 SunGard Data Systems, Inc.*  ............   400,000     15,300,000
 3Com Corporation*  ......................   150,000      4,607,700
   Total .................................              143,704,180

Chemicals and Allied Products - 10.06%
 Abbott Laboratories  ....................   500,000     20,437,500
 Bristol-Myers Squibb Company  ...........   200,000     22,987,400
 Elan Corporation PLC, ADR*  .............   300,000     19,293,600
 Forest Laboratories, Inc.*  .............   500,000     17,875,000
 Monsanto Company  .......................   200,000     11,175,000
 Pfizer Inc.  ............................   300,000     32,606,100
 SangStat Medical Corporation*  ..........    40,000      1,257,480
 SmithKline Beecham plc ADR  .............   400,000     24,200,000
 Warner-Lambert Company  .................   500,000     34,687,500
   Total .................................              184,519,580

Communication - 10.97%
 Ameritech Corporation  ..................   500,000     22,437,500
 Clear Channel Communications, Inc.*  ....   200,000     21,825,000
 Comcast Corporation, Class A  ...........   250,000     10,148,250
 Cox Communications, Inc., Class A*  .....   500,000     24,218,500
 Heftel Broadcasting Corporation, Class A*   250,000     11,164,000
 McLeod USA Incorporated, Class A*  ......   200,000      7,787,400
 Qwest Communications International Inc.*    300,000     10,452,900
 SBC Communications Inc.  ................   500,000     20,000,000
 Sprint Corporation  .....................   300,000     21,150,000
 Telebras S.A., ADR  .....................   200,000     21,800,000
 Telefonica de Espana, S.A. (C)  .........   400,000     18,528,682
 WinStar Communications, Inc.*  ..........   275,000     11,807,675
   Total .................................              201,319,907


               See Notes to Schedules of Investments on page 37.

THE INVESTMENTS OF UNITED ACCUMULATIVE FUND
JUNE 30, 1998

                                              Shares        Value

COMMON STOCKS (Continued)
Depository Institutions - 8.71%
 Banca Popolare Di Brescia (C)  ..........   475,000 $    8,982,946
 Credit Suisse Group, Registered Shares (C)  135,000     30,088,160
 Credito Italiano S.p.A. (C)  ............ 3,500,000     18,330,331
 ING Groep N.V. (C)  .....................   325,188     21,310,165
 Mellon Bank Corporation  ................   500,000     34,812,500
 Norwest Corporation  ....................   700,000     26,162,500
 UBS AG, Registered Shares* (C)  .........    53,846     20,054,906
   Total .................................              159,741,508

Electric, Gas and Sanitary Services - 4.75%
 Allied Waste Industries, Inc. New*  ..... 1,100,000     26,364,800
 PG&E Corporation  .......................   650,000     20,515,300
 Southern Company (The)  .................   700,000     19,380,900
 Texas Utilities Company  ................   500,000     20,812,500
   Total .................................               87,073,500

Electronic and Other Electric Equipment - 3.34%
 General Electric Company  ...............   500,000     45,500,000
 Portugal Telecom, S.A., ADS  ............   300,000     15,881,100
   Total .................................               61,381,100

Food and Kindred Products - 2.33%
 Archer-Daniels-Midland Company  ......... 1,000,000     19,375,000
 Ralston-Ralston Purina Group  ...........   200,000     23,362,400
   Total .................................               42,737,400

Furniture and Home Furnishings Stores - 1.21%
 Williams-Sonoma, Inc.  ..................   700,000     22,268,400

General Merchandise Stores - 2.98%
 May Department Stores Company (The)  ....   370,600     24,274,300
 Wal-Mart Stores, Inc.  ..................   500,000     30,375,000
   Total .................................               54,649,300

Health Services - 1.14%
 Columbia/HCA Healthcare Corporation  ....   716,500     20,868,062

Holding and Other Investment Offices - 0.53%
 Grupo Financiero Banamex Accival,
   S.A. de C.V., B, CPO Shares (C)* ...... 5,000,000      9,741,706

Industrial Machinery and Equipment - 2.98%
 Cisco Systems, Inc.*  ...................   400,000     36,837,200
 EMC Corporation*  .......................   400,000     17,924,800
   Total .................................               54,762,000


               See Notes to Schedules of Investments on page 37.

THE INVESTMENTS OF UNITED ACCUMULATIVE FUND
JUNE 30, 1998

                                              Shares        Value

COMMON STOCKS (Continued)
Instruments and Related Products - 1.21%
 Bionx Implants, Inc.*  ..................   200,000 $    3,032,000
 Medtronic, Inc.  ........................   300,000     19,125,000
   Total .................................               22,157,000

Insurance Carriers - 12.47%
 ACE Limited  ............................   500,000     19,531,000
 AXA-UAP, ADR  ...........................   500,000     28,406,000
 Chartwell Re Corporation  ...............   500,000     14,718,500
 Chubb Corporation (The)  ................   250,000     20,093,750
 General Re Corporation  .................   200,000     50,700,000
 Liberty Corporation (The)  ..............   350,000     17,609,200
 Mercury General Corporation  ............    61,200      3,943,544
 ReliaStar Financial Corp.  ..............   500,000     24,000,000
 Travelers Group, Inc.  ..................   200,000     12,125,000
 United HealthCare Corporation  ..........   450,000     28,575,000
 Vesta Insurance Group, Inc.  ............   425,000      9,057,600
   Total .................................              228,759,594

Miscellaneous Retail - 1.02%
 Rite Aid Corp.  .........................   500,000     18,750,000

Motion Pictures - 0.93%
 Time Warner Incorporated  ...............   200,000     17,087,400

Nondepository Institutions - 7.58%
 CIT Group, Inc. (The), Class A  ......... 1,000,000     37,500,000
 Fannie Mae  .............................   700,000     42,525,000
 Freddie Mac  ............................   700,000     32,943,400
 Providian Financial Corporation  ........   333,600     26,208,283
   Total .................................              139,176,683

Paper and Allied Products - 0.90%
 Consolidated Papers, Inc.  ..............   315,000      8,583,750
 Mead Corp.  .............................   250,000      7,937,500
   Total .................................               16,521,250

Security and Commodity Brokers - 0.95%
 Paine Webber Group Inc.  ................   400,000     17,400,000

Transportation Equipment - 1.02%
 Dana Corporation  .......................   350,000     18,725,000

TOTAL COMMON STOCKS - 83.91%                         $1,539,652,770
 (Cost: $1,414,110,421)

               See Notes to Schedules of Investments on page 37.

THE INVESTMENTS OF UNITED ACCUMULATIVE FUND
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Commercial Paper
 Apparel and Accessory Stores - 0.24%
 Limited, Inc. (The),
   6.6%, 7-1-98 ..........................   $ 4,470 $    4,470,000

 Auto Repair, Services and Parking - 0.68%
 PHH Corp.,
   5.64%, 7-6-98 .........................    12,507     12,497,203

 Communication - 0.76%
 Bell Atlantic Financial Services, Inc.,
   5.53%, 7-7-98 .........................    10,400     10,390,415
 Dominion Resources, Inc.,
   5.66%, 7-9-98 .........................     3,590      3,585,484
   Total .................................               13,975,899

 Depository Institutions - 1.34%
 Deutsche Bank Financial Inc.,
   5.51%, 7-8-98 .........................    16,035     16,017,820
 J.P. Morgan & Co. Incorporated,
   5.52%, 7-6-98 .........................     3,000      2,997,700
 Toronto-Dominion Holdings USA Inc.,
   5.55%, 7-7-98 .........................     5,650      5,644,774
   Total .................................               24,660,294

 Electric, Gas and Sanitary Services - 3.73%
 Commonwealth Edison Co.,
   5.77%, 7-24-98 ........................     2,490      2,480,821
 Georgia Power Co.,
   5.55%, 7-6-98 .........................     5,742      5,737,574
 Houston Industries FinanceCo L.P.,
   5.77%, 7-17-98 ........................    45,000     44,884,600
 Western Resources, Inc.:
   5.66%, 7-15-98 ........................     6,495      6,480,704
   5.7%, 7-17-98 .........................     4,820      4,807,789
   5.69%, 7-17-98 ........................     4,000      3,989,885
   Total .................................               68,381,373

 Electronic and Other Electric Equipment - 0.82%
 Whirlpool Corp.:
   5.68%, 7-23-98 ........................    12,980     12,934,945
   5.75%, 7-23-98 ........................     2,020      2,012,902
   Total .................................               14,947,847

 Engineering and Management Services - 0.54%
 Halliburton Co.,
   5.62%, 7-31-98 ........................    10,000      9,953,167

               See Notes to Schedules of Investments on page 37.

THE INVESTMENTS OF UNITED ACCUMULATIVE FUND
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands          Value

SHORT-TERM SECURITIES(Continued)
Commercial Paper (Continued)
 Fabricated Metal Products - 0.09%
 Danaher Corporation,
   5.6602%, Master Note ..................   $ 1,634 $    1,634,000

 Food and Kindred Products - 3.42%
 ConAgra, Inc.,
   5.65%, 7-15-98 ........................    24,865     24,810,366
 General Mills, Inc.,
   5.5152%, Master Note ..................     2,041      2,041,000
 Heinz (H.J.) Company,
   5.53%, 7-30-98 ........................    22,000     21,901,996
 Ralston Purina Company,
   5.7%, 7-17-98 .........................    13,990     13,954,559
   Total .................................               62,707,921

 Industrial Machinery and Equipment - 0.54%
 Ingersoll-Rand Company,
   5.68%, 7-17-98 ........................    10,000      9,974,756

 Instruments and Related Products - 0.54%
 Baxter International Inc.,
   5.56%, 7-17-98 ........................    10,000      9,975,289

 Insurance Agents, Brokers and Service - 1.57%
 Aon Corp.:
   5.58%, 7-17-98 ........................    17,200     17,157,344
   5.65%, 7-17-98 ........................    11,630     11,600,796
   Total .................................               28,758,140

 Insurance Carriers - 2.44%
 Transamerica Finance Corp.,
   5.52%, 7-23-98 ........................    45,000     44,848,200

 Miscellaneous Retail - 1.09%
 Toys 'R' Us Inc.,
   5.53%, 7-14-98 ........................    20,000     19,960,061

 Nondepository Institutions - 1.74%
 Associates Corporation of North America,
   5.53%, 7-27-98 ........................    10,000      9,960,061
 Island Finance Puerto Rico Inc.,
   5.54%, 7-24-98 ........................    15,000     14,946,908
 Textron Financial Corp.,
   5.7%, 7-13-98 .........................     7,000      6,986,700
   Total .................................               31,893,669

               See Notes to Schedules of Investments on page 37.

THE INVESTMENTS OF UNITED ACCUMULATIVE FUND
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands          Value

SHORT-TERM SECURITIES(Continued)
Commercial Paper (Continued)
 Petroleum and Coal Products - 0.61%
 Kerr-McGee Credit Corp.,
   5.75%, 7-27-98 ........................  $ 11,275   $ 11,228,177

 Tobacco Products - 0.50%
 B.A.T Capital Corp.:
   5.8%, 7-14-98 .........................     1,100      1,097,696
   5.63%, 7-15-98 ........................     7,000      6,984,674
   5.7%, 8-4-98 ..........................     1,000        994,617
   Total .................................                9,076,987

 Transportation Equipment - 1.58%
 Dana Credit Corp.,
   5.72%, 7-22-98 ........................    17,000     16,943,277
 Echlin Inc.,
   5.8%, 7-13-98 .........................    12,125     12,101,558
   Total .................................               29,044,835

TOTAL SHORT-TERM SECURITIES - 22.23%                 $  407,987,818
 (Cost: $407,987,818)

TOTAL INVESTMENT SECURITIES - 106.14%                $1,947,640,588
 (Cost: $1,822,098,239)

LIABILITIES, NET OF CASH AND OTHER ASSETS -  (6.14%)   (112,733,843)

NET ASSETS - 100.00%                                 $1,834,906,745


               See Notes to Schedules of Investments on page 37.

SHAREHOLDER SUMMARY
------------------------------------------------------------------------
UNITED SCIENCE AND TECHNOLOGY FUND

PORTFOLIO STRATEGY:
Technology-related         OBJECTIVE:   Long-term capital growth.
  stocks

Generally at least 80%      STRATEGY:   Invests in common
  in science or technology              stocks of companies whose
  securities; may have more             products, processes or services
  than 20% in debt securities.          are expected to benefit from  scientific
                                        or technological discoveries or
                                        developments.

Cash Reserves                           The use of cash reserves (often invested
                                        in money market securities) for
                                        defensive purposes is a strategy that
                                        may be utilized by the Science and
                                        Technology Fund from time to time.  For
                                        more information about the Fund's cash
                                        reserves flexibility, please consult the
                                        Prospectus.

                             FOUNDED:   1950

        SCHEDULED DIVIDEND FREQUENCY:   SEMIANNUALLY
                                        (JUNE AND DECEMBER)

PERFORMANCE SUMMARY -- Class A Shares

        PER SHARE DATA
For the Six Months Ended June 30, 1998
(Restated to reflect the 200% stock
dividend effected June 26, 1998.)
--------------------------------------
NET ASSET VALUE ON
 6/30/98                        $ 8.74
12/31/97                          6.71
                                ------
CHANGE PER SHARE                $ 2.03
                                ======

Past performance is not necessarily an indication of future results.


TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With         Without
Period                                 Sales Load*    Sales Load**
------                                 -----------    ------------
 1-year period ended 6-30-98               30.90%         38.89%
 5-year period ended 6-30-98               21.49%         22.94%
10-year period ended 6-30-98               17.30%         17.99%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On June 30, 1998, United Science and Technology Fund had net assets totaling $1,384,102,309 invested in a diversified portfolio of:

   95.43% Common Stocks
    4.57% Cash and Cash Equivalents


As a shareholder of United Science and Technology Fund, for every $100 you had invested on June 30, 1998, your Fund owned:

 $46.47  Services Stocks
  30.34  Manufacturing Stocks
   9.38 Transportation, Communication, Electric, Gas and Sanitary Services Stocks
   7.84  Wholesale and Retail Trade Stocks
   4.57  Cash and Cash Equivalents
   1.40  Finance, Insurance and Real Estate Stocks


Not all holdings will be represented in the portfolio at all times.

THE INVESTMENTS OF UNITED SCIENCE AND TECHNOLOGY FUND
JUNE 30, 1998

                                              Shares        Value

COMMON STOCKS
Building Materials and Garden Supplies - 0.84%
 Fastenal Company  .......................   250,000 $   11,617,000

Business Services - 40.02%
 America Online, Inc.*  ..................   725,000     76,850,000
 American Management Systems, Incorporated*  300,000      8,981,100
 BMC Software, Inc.*  ....................   800,000     41,574,400
 CKS Group, Inc.*  .......................   344,000      6,170,328
 Citrix Systems, Inc.*  ..................   120,000      8,208,720
 Concord EFS, Inc.*  .....................   600,000     15,675,000
 EarthLink Network, Inc.*  ...............   125,000      9,601,500
 FORE Systems, Inc.*  ....................   200,000      5,293,600
 HBO & Company  .......................... 1,250,000     44,101,250
 HNC Software Inc.*  .....................   400,000     16,324,800
 i2 Technologies, Inc.*  .................   579,500     20,354,937
 Intuit Inc.*  ...........................   600,000     36,805,800
 J. D. Edwards*  .........................   400,000     17,174,800
 Manugistics Group Incorporated*  ........   250,000      6,218,750
 Microsoft Corporation*  .................   350,000     37,942,100
 Networks Associates, Inc.*  .............   450,000     21,529,350
 Parametric Technology Corporation*  .....   600,000     16,255,800
 Shared Medical Systems Corporation  .....   300,000     22,031,100
 Snyder Communications, Inc.*  ...........   300,000     13,087,500
 Synopsys, Inc.*  ........................    75,000      3,433,575
 TMP Worldwide Inc.*  ....................   500,000     17,421,500
 Transaction Systems Architects, Inc.,
   Class A* ..............................   500,000     19,265,500
 Veritas Software Corp.*  ................   400,000     16,537,200
 Wind River Systems, Inc.*  ..............   500,000     17,984,000
 Yahoo! Inc.*  ...........................   350,000     55,102,950
   Total .................................              553,925,560

Chemicals and Allied Products - 11.96%
 Abbott Laboratories  ....................   700,000     28,612,500
 Pfizer Inc.  ............................   400,000     43,474,800
 Roche Holdings AG (C)  ..................     1,200     11,803,474
 Schering-Plough Corporation  ............   350,000     32,068,750
 SmithKline Beecham plc ADR  .............   200,000     12,100,000
 Warner-Lambert Company  .................   540,000     37,462,500
   Total .................................              165,522,024


               See Notes to Schedules of Investments on page 37.

THE INVESTMENTS OF UNITED SCIENCE AND TECHNOLOGY FUND
JUNE 30, 1998

                                              Shares        Value

COMMON STOCKS (Continued)
Communication - 9.38%
 AirTouch Communications*  ...............   300,000  $  17,437,500
 Clear Channel Communications, Inc.*  ....   254,800     27,805,050
 COLT Telecom Group plc, ADR*  ...........   100,000     16,212,500
 Cox Communications, Inc., Class A*  .....   350,000     16,952,950
 Intermedia Communications of Florida, Inc.* 800,000     33,524,800
 MediaOne Group, Inc.*  ..................   400,000     17,574,800
 U S WEST Communications, Inc.  ..........     8,193        385,071
   Total .................................              129,892,671

Depository Institutions - 1.40%
 Credit Suisse Group,
   Registered Shares (C) .................    87,000     19,390,147

Electronic and Other Electric Equipment - 6.91%
 Advanced Fibre Communications, Inc.*  ...   600,000     24,055,800
 Broadcom Corporation, Class A*  .........    64,500      4,752,812
 General Electric Company  ...............   400,000     36,400,000
 RELTEC Corporation*  ....................   200,000      8,987,400
 Tellabs*  ...............................   300,000     21,477,900
   Total .................................               95,673,912

Engineering and Management Services - 4.58%
 Incyte Pharmaceuticals, Inc.*  ..........   600,000     20,493,600
 Paychex, Inc.  ..........................   570,000     23,173,920
 Quintiles Transnational Corp.*  .........   400,000     19,662,400
   Total .................................               63,329,920

Furniture and Fixtures - 1.30%
 Lear Corporation*  ......................   350,000     17,959,200

General Merchandise Stores - 0.88%
 Wal-Mart Stores, Inc.  ..................   200,000     12,150,000

Health Services - 0.94%
 Concentra Managed Care, Inc.*  ..........   501,000     13,009,968

Industrial Machinery and Equipment - 3.19%
 Cisco Systems, Inc.*  ...................   479,700     44,177,012

               See Notes to Schedules of Investments on page 37.

THE INVESTMENTS OF UNITED SCIENCE AND TECHNOLOGY FUND
JUNE 30, 1998

                                              Shares        Value

COMMON STOCKS (Continued)
Instruments and Related Products - 3.68%
 Medtronic, Inc.  ........................   400,000 $   25,500,000
 STERIS Corporation*  ....................   400,000     25,437,200
   Total .................................               50,937,200

Miscellaneous Manufacturing Industries - 1.14%
 Tyco International Ltd.  ................   250,000     15,750,000

Motion Pictures - 0.93%
 Time Warner Incorporated  ...............   150,000     12,815,550

Petroleum and Coal Products - 1.20%
 Valero Energy Corporation  ..............   500,000     16,625,000

Transportation Equipment - 0.96%
 AlliedSignal Inc.  ......................   300,000     13,312,500

Wholesale Trade -- Durable Goods - 4.08%
 Johnson & Johnson  ......................   300,000     22,125,000
 OmniCare, Inc.  .........................   900,000     34,312,500
   Total .................................               56,437,500

Wholesale Trade -- Nondurable Goods - 2.04%
 Cardinal Health, Inc.  ..................   301,966     28,309,312

TOTAL COMMON STOCKS - 95.43%                         $1,320,834,476
 (Cost: $732,487,053)

TOTAL SHORT-TERM SECURITIES - 4.52%                  $   62,633,375
 (Cost: $62,633,375)

TOTAL INVESTMENT SECURITIES - 99.95%                 $1,383,467,851
 (Cost: $795,120,428)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.05%           634,458

NET ASSETS - 100.00%                                 $1,384,102,309


               See Notes to Schedules of Investments on page 37.

UNITED FUNDS, INC.
JUNE 30, 1998


Notes to Schedules of Investments
*No dividends were paid during the preceding 12 months.

(A) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

(B)  As of June 30, 1998, the following restricted securities were owned:

                               Principal
                   Acquisition  Amount                  Market
     Security         Date  in Thousands    Cost        Value
     --------      ----------- --------------------------------
                                  United Bond Fund
   CHYPS CBO 1997-1 Ltd.,
     0.00%, 1-15-2010 11/25/97    $8,500$ 8,183,019$ 8,553,125
   Coltec Industries Inc.,
     7.5%, 4-15-2008    4/8/98     2,500 2,496,175   2,531,250
   Sumitomo Bank, Limited (The),
     9.4%, 12-29-2049   2/6/98     1,250 1,250,000   1,242,300
                                        ----------------------
                                        $11,929,194$12,326,675
                                        ======================
     The total market value of restricted securities represents 2.3% of the total net assets at June 30, 1998.

 (C) Listed on an exchange outside the United States.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998                                                        United
(In Thousands, Except        United       United        United  Science and
 for Per Share Amounts)        Bond       Income  Accumulative   Technology
                               Fund         Fund          Fund         Fund
Assets                              ----------------------------------------
 ------------
 Investment securities --
   at value (Notes 1 and 3)$524,274    $7,681,299    $1,947,641  $1,383,468
 Cash   ..............        8,214           ---         3,354           3
 Receivables:
   Investment securities sold   ---         2,177        21,363      11,947
   Dividends and interest                   7,131        10,200       1,175
 387
   Fund shares sold ..          527         7,393         1,115       1,381
 Prepaid insurance
   premium ...........           14            46            31           9
                           --------    ----------    ----------  ----------
    Total assets  ....      540,160     7,701,115     1,974,679   1,397,195
Liabilities                --------    ----------    ----------  ----------
 Payable for investment
   securities purchased                     2,501           ---     133,599
 ---
 Payable to Fund
   shareholders ......        1,919        16,581         5,362      12,344
 Accrued service fee (Note 2)   193         2,418           566         483
 Accrued transfer agency
   and dividend disbursing
   (Note 2) ..........           63           686           149         182
 Accrued management
   fee (Note 2) ......            6           114            27          23
 Due to custodian  ...          ---            26           ---         ---
 Accrued accounting
   services fee (Note 2)          5             8             8           8
 Other  ..............           43           238            61          52
                           --------    ----------    ----------  ----------
    Total liabilities         4,730        20,071       139,772      13,092
                           --------    ----------    ----------  ----------
      Total net assets     $535,430    $7,681,044    $1,834,907  $1,384,103
Net Assets                 ========    ==========    ==========  ==========
 $1.00 par value capital stock
   Capital stock .....     $ 84,187    $  860,504    $  203,841  $  158,433
   Additional paid-in
    capital ..........      448,562     2,714,263     1,236,546     580,563
 Accumulated undistributed
   income (loss):
   Accumulated undistributed
    net investment
    income (loss) ....          306         3,911         4,599      (2,675)
   Accumulated undistributed net
    realized gain (loss) on
    investment
    transactions .....      (19,085)    1,337,207       264,411      59,442
   Net unrealized appreciation
    of investments  ..       21,460     2,765,159       125,510     588,340
                           --------    ----------    ----------  ----------
    Net assets applicable to
      outstanding units
      of capital .....     $535,430    $7,681,044    $1,834,907  $1,384,103
                           ========    ==========    ==========  ==========
Capital shares outstanding
 Class A  ............       83,259       815,653       203,303     157,836
 Class Y  ............          928        44,851           538         597
Capital shares authorized   600,000     2,000,000       600,000     400,000

Net asset value per share
 (net assets divided by
 shares outstanding)
 Class A  ............        $6.36         $8.93         $9.00       $8.74
 Class Y  ............        $6.36         $8.93         $9.00       $8.78

See notes to financial statements.

UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended JUNE 30, 1998
(In Thousands)                                                       United
                             United        United        United Science and
                               Bond        Income  Accumulative  Technology
                               Fund          Fund          Fund        Fund
                       ------------  --------------------------------------
Investment Income
 Income (Note 1B):
   Dividends .........      $   ---    $   39,901      $  9,948    $  1,832
   Interest and
    amortization  ....       18,239        15,955         4,464       1,842
                            -------    ----------      --------    --------
    Total income  ....       18,239        55,856        14,412       3,674
                            -------    ----------      --------    --------
 Expenses (Note 2):
   Investment
    management fee ...        1,120        19,572         4,684       3,572
   Transfer agency and
    dividend disbursing
     -- Class A  .....          399         3,598           781       1,140
   Service fees -- Class A      565         6,945         1,693       1,420
   Custodian fees ....            9           263            72          34
   Accounting services fee       30            50            50          50
   Audit fees ........            9            18            11          10
   Shareholder servicing
    fee -- Class Y ...            4           272             3           4
   Legal fees ........            1            25             6           4
   Distribution
    fees -- Class A  .            2            19             4           5
   Other .............           44           369           106         110
                            -------    ----------      --------    --------
    Total expenses  ..        2,183        31,131         7,410       6,349
                            -------    ----------      --------    --------
      Net investment
       income (loss)         16,056        24,725         7,002      (2,675)
                            -------    ----------      --------    --------
Realized and Unrealized
 Gain (Loss) on Investments (Notes 1 and 3)
 Realized net gain
   on securities .....        4,162     1,203,167       244,441      40,666
 Realized net gain (loss) on foreign
   currency transactions        ---          (141)          (80)        ---
                            -------    ----------      --------    --------
   Realized net gain
    on investments  ..        4,162     1,203,026       244,361      40,666
 Unrealized appreciation
   (depreciation) in value
   of investments during
   the period.........         (511)      (55,505)        7,943     283,799
                            -------    ----------      --------    --------
    Net gain on
      investments ....        3,651     1,147,521       252,304     324,465
                            -------    ----------      --------    --------
      Net increase
       in net assets
       resulting from
       operations ....      $19,707    $1,172,246      $259,306    $321,790
                            =======    ==========      ========    ========
                       See notes to financial statements.

UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 1998                   United
(In Thousands)               United        United        United Science and
                               Bond        Income  Accumulative  Technology
                               Fund          Fund          Fund        Fund
                       ----------------------------------------------------
Increase (Decrease) in Net Assets
 Operations:
   Net investment
    income (loss)  ...     $ 16,056    $   24,725    $    7,002  $   (2,675)
   Realized net gain
    on investments  ..        4,162     1,203,026       244,361      40,666
   Unrealized
    appreciation
    (depreciation)  ..         (511)      (55,505)        7,943     283,799
                           --------    ----------    ----------  ----------
    Net increase in net
      assets resulting
      from operations.       19,707     1,172,246       259,306     321,790
                           --------    ----------    ----------  ----------
 Distributions to shareholders
   from (Note 1E):*
   Net investment income
    Class A  .........      (15,947)      (21,182)       (6,092)        ---
    Class Y  .........         (173)       (1,455)          (18)        ---
   Realized net gains on
    investment transactions
    Class A  .........          ---           ---           ---         ---
    Class Y  .........          ---           ---           ---         ---
                           --------    ----------    ----------  ----------
                            (16,120)      (22,637)       (6,110)        ---
                           --------    ----------    ----------  ----------
 Capital share
   transactions (Note 5)      3,147        36,446       (17,331)     (4,481)
                           --------    ----------    ----------  ----------
   Total increase (decrease)  6,734     1,186,055       235,865     317,309
Net Assets
 Beginning of period        528,696     6,494,989     1,599,042   1,066,794
                           --------    ----------    ----------  ----------
 End of period             $535,430    $7,681,044    $1,834,907  $1,384,103
                           ========    ==========    ==========  ==========
   Undistributed
    net investment
    income (loss)  ...         $306        $3,911        $4,599     $(2,675)
                               ====        ======        ======     =======

                 *See "Financial Highlights" on pages 42 - 49.

                       See notes to financial statements.

UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Fiscal Year Ended December 31, 1997                          United
(In Thousands)               United        United        United Science and
                               Bond        Income  Accumulative  Technology
                               Fund          Fund          Fund        Fund
                       ----------------------------------------------------
Increase (Decrease) in Net Assets
 Operations:
   Net investment
    income (loss)  ...     $ 32,845    $   44,421    $   17,081   $  (1,789)
   Realized net gain
    on investments  ..        2,969       621,547       312,063     193,673
   Unrealized
    appreciation
    (depreciation)  ..       11,848       724,669        45,070    (115,958)
                           --------    ----------    ----------  ----------
    Net increase in net
      assets resulting
      from operations.       47,662     1,390,637       374,214      75,926
                           --------    ----------    ----------  ----------
 Distributions to shareholders
   from (Note 1E):*
   Net investment income
    Class A  .........      (32,939)      (43,071)      (14,625)        ---
    Class Y  .........         (339)       (2,161)          (34)        ---
   Realized net gains on
    investment transactions
    Class A  .........          ---      (534,501)     (344,992)   (194,628)
    Class Y  .........          ---       (25,551)         (761)       (789)
                           --------    ----------    ----------  ----------
                            (33,278)     (605,284)     (360,412)   (195,417)
                           --------    ----------    ----------  ----------
 Capital share
   transactions (Note 5)    (16,341)      707,873       297,373     202,648
                           --------    ----------    ----------  ----------
   Total increase (decrease) (1,957)    1,493,226       311,175      83,157
Net Assets
 Beginning of period        530,653     5,001,763     1,287,867     983,637
                           --------    ----------    ----------  ----------
 End of period             $528,696    $6,494,989    $1,599,042  $1,066,794
                           ========    ==========    ==========  ==========
   Undistributed
    net investment
    income  ..........         $370        $1,964        $3,787        $---
                               ====        ======        ======        ====

                 *See "Financial Highlights" on pages 42 - 49.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED BOND FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                  For the
                 six months  For the fiscal year ended December 31,
                    ended    --------------------------------------
                   6/30/98     1997   1996    1995   1994    1993
                 ----------   -----  -----   -----  -----   -----
Net asset value,
 beginning of period  $6.32   $6.14  $6.34   $5.62  $6.39   $6.31
                       ----    ----   ----    ----   ----    ----
Income from investment
 operations:
 Net investment income 0.19    0.39   0.39    0.40   0.39    0.41
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.04    0.19  (0.20)   0.72  (0.75)   0.41
                       ----    ----   ----    ----   ----    ----
Total from investment
 operations  .......   0.23    0.58   0.19    1.12  (0.36)   0.82
                       ----    ----   ----    ----   ----    ----
Less distributions:
 From net investment
   income ..........  (0.19)  (0.40) (0.39)  (0.40) (0.39)  (0.41)
 From capital gains   (0.00)  (0.00) (0.00)  (0.00) (0.02)  (0.33)
                       ----    ----   ----    ----   ----    ----
Total distributions   (0.19)  (0.40) (0.39)  (0.40) (0.41)  (0.74)
                       ----    ----   ----    ----   ----    ----
Net asset value,
 end of period  ....  $6.36   $6.32  $6.14   $6.34  $5.62   $6.39
                      =====   =====  =====   =====  =====   =====
Total return* ......   3.72%   9.77%  3.20%  20.50% -5.76%  13.19%
Net assets, end of
 period (in
 millions)  ........   $529    $524   $519    $563   $518    $642
Ratio of expenses to
 average net assets    0.83%** 0.77%  0.77%   0.74%  0.72%   0.65%
Ratio of net investment
 income to average
 net assets  .......   6.07%** 6.34%  6.34%   6.54%  6.60%   6.14%
Portfolio turnover
 rate  .............  20.51%  35.08% 55.74%  66.38%127.11% 175.39%

   *Total return calculated without taking into account the sales load deducted on an initial purchase.
  **Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED BOND FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                   For the
                       six         For the fiscal year    For the
                    months         ended December 31,    period from
                     ended        ------------------    6/19/95* to
                   6/30/98            1997    1996       12/31/95
                   -------           -----   -----       ----------
Net asset value,
 beginning of period  $6.32          $6.14   $6.34          $6.11
                       ----           ----    ----           ----
Income from investment
 operations:
 Net investment income 0.20           0.42    0.40           0.21
 Net realized and
   unrealized gain (loss)
   on investments ..   0.04           0.17   (0.20)          0.22
                       ----           ----    ----           ----
Total from investment
 operations  .......   0.24           0.59    0.20           0.43
                       ----           ----    ----           ----
Less distributions:
 From net investment
   income...........  (0.20)         (0.41)  (0.40)         (0.20)
 From capital gains   (0.00)         (0.00)  (0.00)         (0.00)
                       ----           ----    ----           ----
Total distributions   (0.20)         (0.41)  (0.40)         (0.20)
                       ----           ----    ----           ----
Net asset value,
 end of period  ....  $6.36          $6.32   $6.14          $6.34
                       ====           ====    ====           ====
Total return .......   4.11%          9.91%   3.35%          7.20%
Net assets, end of
 period (in
 millions)  ........     $6             $5     $12             $3
Ratio of expenses to
 average net assets    0.61%**        0.64%   0.62%          0.63%**
Ratio of net investment
 income to average
 net assets  .......   6.29%**        6.48%   6.52%          6.41%**
Portfolio turnover
 rate  .............  20.51%         35.08%  55.74%         66.38%**

  *Commencement of operations.
 **Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED INCOME FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:*

                  For the
                 six months  For the fiscal year ended December 31,
                    ended    --------------------------------------
                   6/30/98     1997   1996    1995   1994    1993
                 ----------   -----  -----   -----  -----   -----
Net asset value,
 beginning of period  $7.59   $6.58  $5.79   $4.67  $4.95   $4.41
                       ----   -----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment income 0.13    0.06   0.07    0.08   0.07    0.08
 Net realized and
   unrealized gain
   (loss) on
   investments .....   1.34    1.73   1.10    1.30  (0.16)   0.62
                       -----   -----  -----   -----  -----   -----
Total from investment
 operations  .......   1.47    1.79   1.17    1.37  (0.08)   0.70
                       -----   -----  -----   -----  -----   -----
Less distributions:
 From net investment
   income ..........  (0.13)  (0.06) (0.06)  (0.07) (0.07)  (0.08)
 From capital gains   (0.00)  (0.72) (0.32)  (0.18) (0.13)  (0.08)
                       -----   -----  -----   -----  -----   -----
Total distributions   (0.13)  (0.78) (0.38)  (0.25) (0.20)  (0.16)
                       -----   -----  -----   -----  -----   -----
Net asset value,
 end of period  ....  $8.93   $7.59  $6.58   $5.79  $4.67   $4.95
                      =====   =====  =====   =====  =====   =====
Total return** .....  18.01%  27.34% 20.36%  29.60% -1.82%  16.05%
Net assets, end of
 period (in
 millions)  ........ $7,281  $6,196 $4,851  $3,976 $3,145  $3,060
Ratio of expenses to
 average net assets    0.87%***0.84%  0.86%   0.83%  0.74%   0.66%
Ratio of net investment
 income to average
 net assets  .......   0.68%***0.74%  1.03%   1.31%  1.45%   1.70%
Portfolio turnover
 rate  .............  17.05%  33.59% 22.24%  17.59% 18.54%  21.70%
Average commission
 rate paid  ........  $0.0635 $0.0534$0.0496

  *Per-share and share amounts have been adjusted retroactively to refect the 400% stock dividend effected June 26, 1998.
 **Total return calculated without taking into account the sales load deducted on an initial purchase.
***Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED INCOME FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:*
                   For the           For the fiscal
                       six              year ended        For the
                    months            December 31,       period from
                     ended           -------------       6/19/95** to
                   6/30/98            1997    1996       12/31/95
                  --------           -----   -----       -----------
Net asset value,
 beginning of period  $7.59          $6.58   $5.79          $5.55
                      -----          -----   -----          -----
Income from investment
 operations:
 Net investment income 0.17           0.07    0.07           0.04
 Net realized and
   unrealized gain
   on investments ..   1.34           1.73    1.11           0.42
                      -----          -----   -----          -----
Total from investment
 operations  .......   1.51           1.80    1.18           0.46
                      -----          -----   -----          -----
Less distributions:
 From net investment
   income...........  (0.17)         (0.07)  (0.07)         (0.04)
 From capital gains   (0.00)         (0.72)  (0.32)         (0.18)
                      -----          -----   -----          -----
Total distributions   (0.17)         (0.79)  (0.39)         (0.22)
                      -----          -----   -----          -----
Net asset value,
 end of period  ....  $8.93          $7.59   $6.58          $5.79
                      =====          =====   =====          =====
Total return .......  18.11%         27.49%  20.53%          8.45%
Net assets, end of
 period (in
 millions)  ........   $400           $299    $151           $107
Ratio of expenses to
 average net assets    0.71%***       0.72%   0.73%          0.74%***
Ratio of net investment
 income to average
 net assets  .......   0.84%***       0.85%   1.17%          1.36%***
Portfolio turnover
 rate  .............  17.05%         33.59%  22.24%         17.59%***
Average commission
 rate paid  ........  $0.0635        $0.0534 $0.0496

  *Per-share and share amounts have been adjusted retroactively to reflect the 400% stock dividend effected June 26, 1998.
 **Commencement of operations.
***Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED ACCUMULATIVE FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                  For the
                 six months  For the fiscal year ended December 31,
                    ended    --------------------------------------
                   6/30/98     1997   1996    1995   1994    1993
                 ----------   -----  -----   -----  -----   -----
Net asset value,
 beginning of period  $7.77   $7.75  $7.78   $6.58  $7.19   $7.50
                       ----    ----   ----    ----   ----    ----
Income from investment
 operations:
 Net investment
   income...........   0.03    0.10   0.11    0.11   0.13    0.11
 Net realized and
   unrealized gain
   (loss) on
   investments .....   1.23    2.14   0.82    2.12  (0.13)   0.55
                       ----    ----   ----    ----   ----    ----
Total from investment
 operations  .......   1.26    2.24   0.93    2.23   0.00    0.66
                       ----    ----   ----    ----   ----    ----
Less distributions:
 From net investment
   income ..........  (0.03)  (0.09) (0.11)  (0.11) (0.13)  (0.11)
 From capital gains   (0.00)  (2.13) (0.85)  (0.92) (0.48)  (0.84)
 In excess of
   capital gains....  (0.00)  (0.00) (0.00)  (0.00) (0.00)  (0.02)
                       ----    ----   ----    ----   ----    ----
Total distributions   (0.03)  (2.22) (0.96)  (1.03) (0.61)  (0.97)
                       ----    ----   ----    ----   ----    ----
Net asset value,
 end of period  ....  $9.00   $7.77  $7.75   $7.78  $6.58   $7.19
                      =====   =====  =====   =====  =====   =====
Total return* ......  16.23%  29.58% 12.18%  34.21%  0.04%   9.06%
Net assets, end of
 period (in
 millions)  ........ $1,830  $1,595 $1,285  $1,206   $967  $1,034
Ratio of expenses to
 average net assets    0.86%** 0.82%  0.83%   0.80%  0.71%   0.65%
Ratio of net investment
 income to average
 net assets  .......   0.81%** 1.16%  1.34%   1.42%  1.76%   1.34%
Portfolio turnover
 rate  ............. 193.41% 313.99%240.37% 229.03%205.40% 230.29%
Average commission
 rate paid  ........  $0.0578 $0.0565$0.0575

  *Total return calculated without taking into account the sales load deducted on an initial purchase.
 **Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED ACCUMULATIVE FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                   For the          For the fiscal
                       six              year ended        For the
                    months            December 31,       period from
                     ended          --------------       7/11/95* to
                   6/30/98            1997    1996       12/31/95
                  --------           -----   -----       -----------
Net asset value,
 beginning of period  $7.77          $7.75   $7.78          $7.84
                       ----           ----    ----           ----
Income from investment
 operations:
 Net investment income 0.03           0.11    0.12           0.05
 Net realized and
   unrealized gain
   on investments ..   1.23           2.14    0.82           0.87
                       ----           ----    ----           ----
Total from investment
 operations  .......   1.26           2.25    0.94           0.92
                       ----           ----    ----           ----
Less distributions:
 From net investment
   income...........  (0.03)         (0.10)  (0.12)         (0.06)
 From capital gains   (0.00)         (2.13)  (0.85)         (0.92)
                       ----           ----    ----           ----
Total distributions   (0.03)         (2.23)  (0.97)         (0.98)
                       ----           ----    ----           ----
Net asset value,
 end of period  ....  $9.00          $7.77   $7.75          $7.78
                      =====          =====   =====          =====
Total return .......  16.27%         29.67%  12.27%         11.92%
Net assets, end of
 period (in
 millions)  ........     $5             $4      $3             $1
Ratio of expenses to
 average net assets    0.76%**        0.75%   0.74%          0.76%**
Ratio of net investment
 income to average
 net assets  .......   0.90%**        1.22%   1.45%          1.24%**
Portfolio turnover
 rate  ............. 193.41%        313.99% 240.37%        229.03%**
Average commission
 rate paid  ........  $0.0578        $0.0565 $0.0575

  *Commencement of operations.
 **Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED SCIENCE AND TECHNOLOGY FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:*

                  For the
                 six months  For the fiscal year ended December 31,
                    ended    --------------------------------------
                   6/30/98     1997   1996    1995   1994    1993
                 ----------   -----  -----   -----  -----   -----
Net asset value,
 beginning of period  $6.71   $7.78  $7.63   $5.07  $4.94   $4.88
                       ----   -----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment
   income (loss) ...  (0.02)  (0.01) (0.02)  (0.00)  0.00    0.00
 Net realized and
   unrealized gain on
   investments .....   2.05    0.46   0.66    2.80   0.47    0.40
                       ----   -----  -----   -----  -----   -----
Total from investment
 operations  .......   2.03    0.45   0.64    2.80   0.47    0.40
                       ----   -----  -----   -----  -----   -----
Less distributions:
 From net investment
   income ..........  (0.00)  (0.00) (0.00)  (0.00) (0.00)  (0.00)
 From capital gains   (0.00)  (1.52) (0.49)  (0.24) (0.34)  (0.32)
 In excess of
   capital gains ...  (0.00)  (0.00) (0.00)  (0.00) (0.00)  (0.02)
                       ----   -----  -----   -----  -----   -----
Total distributions   (0.00)  (1.52) (0.49)  (0.24) (0.34)  (0.34)
                       ----   -----  -----   -----  -----   -----
Net asset value,
 end of period  ....  $8.74   $6.71  $7.78   $7.63  $5.07   $4.94
                      =====   =====  =====   =====  =====   =====
Total return** .....  30.25%   7.22%  8.35%  55.37%  9.78%   8.51%
Net assets, end of
 period (in
 millions)  ........ $1,379  $1,063   $981    $821   $497    $447
Ratio of expenses to
 average net assets    1.06%***1.02%  0.98%   0.93%  0.96%   0.91%
Ratio of net investment
 income (loss) to average
 net assets  .......  -0.45%***-0.18%-0.33%  -0.07%  0.00%   0.06%
Portfolio turnover
 rate  .............  28.32%  87.68% 33.90%  32.89% 64.39%  68.38%
Average commission
 rate paid  ........  $0.0542 $0.0586$0.0538

  *Per-share and share amounts have been adjusted retroactively to reflect the 200% stock dividend effected June 26, 1998.
 **Total return calculated without taking into account the sales load deducted on an initial purchase.
***Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED SCIENCE AND TECHNOLOGY FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:*
                   For the
                       six         For the        For the
                    months          fiscal        period from
                     ended         year ended     2/27/96** to
                   6/30/98         12/31/97       12/31/96
                  --------         ----------     ----------
Net asset value,
 beginning of period  $6.74          $7.79          $8.02
                       ----          -----          -----
Income from investment
 operations:
 Net investment
   loss ............  (0.01)         (0.00)         (0.01)
 Net realized and
   unrealized gain
   on investments ..   2.05           0.47           0.27
                       ----          -----          -----
Total from investment
 operations  .......   2.04           0.47           0.26
                       ----          -----          -----
Less distributions:
 From net investment
   income ..........  (0.00)         (0.00)         (0.00)
 From capital gains   (0.00)         (1.52)         (0.49)
                       ----          -----          -----
Total distributions   (0.00)         (1.52)         (0.49)
                       ----          -----          -----
Net asset value,
 end of period  ....  $8.78          $6.74          $7.79
                      =====          =====          =====
Total return .......  30.33%          7.43%          3.25%
Net assets, end of
 period (in
 millions)  ........     $5             $4             $3
Ratio of expenses to
 average net assets    0.81%***       0.85%          0.80%***
Ratio of net investment
 loss to average
 net assets  .......  -0.20%***      -0.01%         -0.12%***
Portfolio turnover
 rate  .............  28.32%         87.68%         33.90%***
Average commission
 rate paid  ........  $0.0542        $0.0586        $0.0538

  *Per-share and share amounts have been adjusted retroactively to reflect the 200% stock dividend effected June 26, 1998.
 **Commencement of operations.
***Annualized.

                       See notes to financial statements.

UNITED FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998

NOTE 1 -- Significant Accounting Policies

     United Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues four series of capital shares; each series represents ownership of a separate mutual fund. The assets belonging to each Fund are held separately by the Custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and
     asked prices quoted by major dealers in such stocks.   Securities for which
     quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Corporation is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Corporation combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Fund on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management And Payments To Affiliated Persons

     The Corporation pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .03% of net assets for United Bond Fund, .15% of net assets for United Income Fund and United Accumulative Fund, and .20% for United Science and Technology Fund; and (ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $19.9 billion of combined net assets at June 30, 1998) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and
 .36% of that amount over $12 billion. The Corporation accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Corporation and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Corporation's investment manager.

     The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Corporation and pricing daily the value of shares of the Corporation. For these services, each of the four Funds pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level                Annual Fee
          (all dollars in millions)       Rate for Each Fund
          -------------------------       ------------------
          From $    0  to $   10               $      0
          From $   10  to $   25               $ 10,000
          From $   25  to $   50               $ 20,000
          From $   50  to $  100               $ 30,000
          From $  100  to $  200               $ 40,000
          From $  200  to $  350               $ 50,000
          From $  350  to $  550               $ 60,000
          From $  550  to $  750               $ 70,000
          From $  750  to $1,000               $ 85,000
               $1,000 and Over                 $100,000

     For Class A shares, the Corporation also pays WARSCO a per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. With respect to Class Y shares, the Corporation pays WARSCO a monthly fee at an annual rate of .15% of the average daily net assets of the class for the preceding month. The Corporation also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Corporation's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Corporation) of $17,854,781, out of which W&R paid sales commissions of $10,362,407 and all expenses in connection with the sale of the Corporation's shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed .25% of the Fund's average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Corporation paid Directors' fees of $184,310, which are included in other expenses.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Securities Transactions

     Investment securities transactions for the period ended June 30, 1998 are summarized as follows:

                                                                     United
                               United       United      United  Science and
                                 Bond       IncomeAccumulative   Technology
                                 Fund         Fund        Fund         Fund
                          ----------- ------------------------ ------------
Purchases of investment
 securities, excluding
 short-term and U.S.
 Government securities   $ 86,892,949$ 941,494,079$3,037,452,188$336,790,061
Purchases of U.S. Government
 securities                28,891,940  197,587,500         ---          ---
Purchases of short-term
 securities               167,044,9705,017,525,4361,635,504,514 608,453,378
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities     90,979,5192,518,995,6173,101,482,655 325,949,419
Proceeds from maturities and
 sales of U.S. Government
 securities                14,494,095          ---         ---          ---
Proceeds from maturities and sales
 of short-term securities 181,267,7403,610,820,6731,498,530,088 635,533,678

     For Federal income tax purposes, cost of investments owned at June 30, 1998 and the related appreciation were as follows:

                                                                  Aggregate
                                 Cost AppreciationDepreciation Appreciation
                       -------------- --------------------------------------
United Bond Fund         $502,813,093  $22,046,799  $(586,353)   $21,460,446
United Income Fund      4,916,111,0412,799,532,798(34,345,299) 2,765,187,499
United Accumulative     1,822,098,239  158,601,841(33,059,492)   125,542,349
 Fund
United Science and        795,120,428  602,641,873(14,294,450)   588,347,423
Technology Fund

NOTE 4 -- Federal Income Tax Matters

     The Corporation's income and expenses attributed to each Fund and the gains and losses on security transactions of each Fund have been attributed to that Fund for Federal income tax purposes as well as for accounting purposes. For Federal income tax purposes, United Income Fund, United Accumulative Fund and United Science and Technology Fund realized capital gain net income of $621,709,672, $311,820,858 and $193,782,308, respectively, during the year ended
December 31, 1997, a portion of which was paid to shareholders during the period ended December 31, 1997. Remaining capital gain net income will be distributed to each Fund's shareholders. For Federal income tax purposes, United Bond Fund realized capital gain net income of $2,969,351 during the year ended December 31, 1997, which was entirely offset by utilization of capital loss carryovers. Remaining prior year capital loss carryovers of United Bond Fund aggregated $23,229,705 as of December 31, 1997, and are available to offset future capital gain net income as follows: $23,148,802 through December 31, 2002 and $80,903 through December 31, 2003.

NOTE 5 -- Multiclass Operations

     On June 17, 1995, each Fund within the Corporation was authorized to offer investors a choice of two classes of shares, Class A and Class Y, each of which has equal rights as to assets and voting privileges with respect to each Fund. Class Y shares are not subject to a sales charge on purchases; they are not subject to a Rule 12b-1 Distribution and Service Plan and have a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of either class are offered is contained in the prospectus and the Statement of Additional Information for the Corporation. United Income Fund and United Bond Fund commenced multiclass operations on June 19, 1995 and United Accumulative Fund commenced multiclass operations on July 11, 1995. United Science and Technology Fund commenced multiclass operations on February 27, 1996.

     Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

     Transactions in capital stock for the six months ended June 30, 1998 are summarized below. Dollar amounts are in thousands.
                                                                  United
                             United        United        United Science and
                               Bond        Income  Accumulative  Technology
                               Fund          Fund          Fund        Fund
                        -----------  ------------  ------------------------
Shares issued from sale
 of shares:
 Class A  ............    4,765,898    55,173,865     9,460,042  48,723,623
 Class Y  ............      122,480     7,514,168        87,310      85,305
Shares issued from
 reinvestment of dividends:
 Class A  ............    2,184,771     2,286,325       642,451         ---
 Class Y  ............       27,234       169,541         2,023         ---
Shares redeemed:
 Class A  ............   (6,573,818)  (58,168,969)  (12,168,563)(49,261,457)
 Class Y  ............      (31,991)   (2,285,995)      (12,166)   (130,735)
                         ----------    ----------    ----------  ----------
Increase (decrease) in
 outstanding capital
 shares:
 Class A  ............      376,851      (708,779)   (2,066,070)   (537,834)
 Class Y  ............      117,723     5,397,714        77,167     (45,430)
                         ----------    ----------    ----------  ----------
   Total for Fund ....      494,574     4,688,935    (1,988,903)   (583,264)
                         ==========    ==========    ==========  ==========
Value issued from sale
 of shares:
 Class A  ............      $30,246      $466,695       $80,821    $373,686
 Class Y  ............          776        60,662           743         666
Value issued from
 reinvestment of dividends:
 Class A  ............       13,844        19,634         5,618         ---
 Class Y  ............          172         1,455            18         ---
Value redeemed:
 Class A  ............      (41,688)     (492,864)     (104,426)   (377,785)
 Class Y  ............         (203)      (19,136)         (105)     (1,048)
                        -----------  ------------  ------------------------
Increase (decrease) in
 outstanding capital:
 Class A  ............        2,402        (6,535)      (17,987)     (4,099)
 Class Y  ............          745        42,981           656        (382)
                        -----------  ------------  ------------------------

   Total for Fund ....      $ 3,147      $ 36,446      $(17,331)    $(4,481)
                        ===========  ============  ========================


     Transactions in capital stock for the fiscal year ended December 31, 1997 are summarized below. Dollar amounts are in thousands.
                                                                     United
                             United        United        United Science and
                               Bond        Income  Accumulative  Technology
                               Fund          Fund          Fund        Fund
                        -----------  ------------  ------------------------
Shares issued from sale
 of shares:
 Class A  ............    6,890,848   113,047,110     8,676,214  97,386,177
 Class Y  ............      195,545    16,641,495        51,857     213,843
Shares issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class A  ............    4,598,290    72,625,180    44,000,209  29,785,929
 Class Y  ............       48,642     3,707,595       104,354     125,574
Shares redeemed:
 Class A  ............  (13,058,549) (106,336,825)  (13,115,628)(94,796,529)
 Class Y  ............   (1,350,485)   (3,892,205)      (35,296)    (93,594)
                         ----------    ----------    ----------  ----------
Increase (decrease) in
 outstanding capital
 shares:
 Class A  ............   (1,569,411)   79,335,465    39,560,795  32,375,577
 Class Y  ............   (1,106,298)   16,456,885       120,915     245,823
                         ----------    ----------    ----------  ----------
   Total for Fund ....   (2,675,709)   95,792,350    39,681,710  32,621,400
                         ==========    ==========    ==========  ==========
Value issued from sale
 of shares:
 Class A  ............      $42,624      $862,082      $ 77,296    $749,063
 Class Y  ............        1,204       120,864           450       1,701
Value issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class A  ............       28,302       542,416       335,423     186,554
 Class Y  ............          299        27,712           796         790
Value redeemed:
 Class A  ............      (80,507)     (814,233)     (116,279)   (734,712)
 Class Y  ............       (8,263)      (30,968)         (313)       (748)
                        -----------  ------------  ------------------------
Increase (decrease) in
 outstanding capital:
 Class A  ............       (9,581)      590,265       296,440     200,905
 Class Y  ............       (6,760)      117,608           933       1,743
                        -----------  ------------  ------------------------

   Total for Fund ....     $(16,341)     $707,873      $297,373    $202,648
                        ===========  ============  ========================

Note 6 -- Stock Dividend

     The Corporation's Board of Directors approved on February 11, 1998 a stock dividend of 400% on United Income Fund and 200% on United Science and Technology Fund effected on June 26, 1998. Authorized shares of United Income Fund were accordingly increased by 1,400,000,000 and United Bond Fund and United Accumulative Fund each reallocated 100,000,000 shares to United Science and Technology Fund.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
United Funds, Inc.:


We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of United Bond Fund, United Income Fund, United Accumulative Fund, and United Science and Technology Fund (collectively the "Funds"), comprising United Funds, Inc., as of June 30, 1998, and the related statements of operations for the six-month period then ended and changes in net assets for the six-month period then ended and the fiscal year ended December 31, 1997, and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective Funds comprising United Funds, Inc. as of June 30, 1998, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
Kansas City, Missouri
August  7, 1998

To all traditional IRA Planholders:
As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.





DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, Menlo Park, California
Linda Graves, Topeka, Kansas
John F. Hayes, Hutchinson, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Ronald K. Richey, Birmingham, Alabama
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin
Paul S. Wise, Carefree, Arizona



OFFICERS
Robert L. Hechler, President
James C. Cusser, Vice President
Abel Garcia, Vice President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Antonio Intagliata, Vice President
Sharon K. Pappas, Vice President and Secretary
Russell E. Thompson, Vice President
James D. Wineland, Vice President

THE UNITED GROUP OF MUTUAL FUNDS
-------------------------------------------------------------------

United Cash Management, Inc.
United Government Securities Fund, Inc.
United Bond Fund
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Continental Income Fund, Inc.
United Retirement Shares, Inc.
United Asset Strategy Fund, Inc.
United Income Fund
United Accumulative Fund
United Vanguard Fund, Inc.
United New Concepts Fund, Inc.
United Science and Technology Fund
United International Growth Fund, Inc.
United Gold & Government Fund, Inc.
















------------------------------------

FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (800) 366-5465



Our INTERNET address is:
  http://www.waddell.com


NUR1000SA(6-98)
printed on recycled paper